Acquisitions and Related Transactions Acquisitions (2012 Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	3 Months Ended																																12 Months Ended										0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended
	Mar. 31, 2012	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 05, 2012	Mar. 31, 2012 Southern Union Merger [Member]	Dec. 31, 2012 Southern Union Merger [Member]	Mar. 31, 2012 Citrus Merger [Member]	Mar. 25, 2012 Citrus Merger [Member]	Oct. 31, 2012 Sunoco Merger [Member]	Dec. 31, 2013 Sunoco Merger [Member]	Apr. 30, 2013 Holdco Transaction [Member]	Oct. 31, 2012 Holdco Transaction [Member]	Oct. 05, 2012 Holdco Transaction [Member] quarters	Sep. 30, 2012 Canyon Disposal [Member]	Dec. 31, 2013 Canyon Disposal [Member]	Jan. 12, 2012 ETP's Propane Operations [Member]	Sep. 30, 2013 Sunoco [Member] Holdco Transaction [Member]	Dec. 31, 2012 Southern Union [Member]	Sep. 30, 2013 Holdco [Member] ETE [Member]	Sep. 30, 2013 Holdco [Member] ETP [Member]	Dec. 31, 2013 Holdco [Member] ETP [Member]	Dec. 31, 2013 PES Joint Venture [Member] Carlyle Group [Member]	Dec. 31, 2013 PES Joint Venture [Member] Sunoco [Member]	Oct. 31, 2012 Sunoco Logistics [Member]	Dec. 31, 2013 Sunoco Logistics [Member] Sunoco Merger [Member]	Jan. 12, 2012 AmeriGas [Member]	Dec. 31, 2013 AmeriGas [Member]	Jun. 30, 2012 AmeriGas [Member] Propane Cylinder Exchange Business [Member]	Sep. 30, 2013 Class F Units [Member] ETP [Member] Holdco Transaction [Member]	Sep. 30, 2013 Missouri Gas Energy [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest																																																										60.00%	40.00%	100.00%			32.00%
Business Combination, Consideration Transferred																																														$ 2,000,000,000								$ 207,000,000
Interest ownership																																															50.00%														67.00%	33.00%
Payments to Acquire Businesses, Gross																																												3,010,000,000		1,900,000,000		2,600,000,000		1,400,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2.2																																											57.0				55.0		49.5															30.0			90.7
General Partner Interest																																											2.00%
Incentive Distribution Rights																																											100.00%
Retained Interest, Fair Value Disclosure																																																														75,000,000
Business Combination, Acquisition Related Costs																																													38,000,000				28,000,000
Revenues																										12,607,000,000	12,486,000,000	12,063,000,000	11,179,000,000	11,313,000,000	2,107,000,000	1,875,000,000	1,669,000,000							48,335,000,000	16,964,000,000	8,190,000,000							5,930,000,000								1,260,000,000							3,110,000,000
Net Income (Loss) Attributable to Parent																																								196,000,000	304,000,000	310,000,000							14,000,000								39,000,000							145,000,000
Cash Acquired from Acquisition																																																								2,000,000,000
Relinquishment Of Rights Of Incentive Distributions		8,750,000	8,750,000	8,750,000	8,750,000	11,250,000	11,250,000	11,250,000	11,250,000	12,500,000	12,500,000	12,500,000	12,500,000	18,000,000	18,000,000	18,000,000	18,000,000	13,000,000	13,000,000	12,500,000	12,500,000	26,500,000	26,500,000	26,500,000	26,500,000									35,000,000	45,000,000	50,000,000	72,000,000	51,000,000	106,000,000	329,000,000						220,000,000					210,000,000
Number of periods of incentive distributions to be relinquished in future periods upon closing of transaction.																																																				12
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions																																								0	6,658,000,000	4,000,000																							71,000,000
Contingent Residual Support Agreement Obligation																																																																	1,500,000,000	1,550,000,000
Proceeds from the sale of other assets																																								89,000,000	251,000,000	33,000,000													1,460,000,000												43,000,000		975,000,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax																																																					$ 132,000,000